Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Related party transactions
Number of people | employee	102,887	102,579	101,279	102,887	102,579	101,279
Direct or indirect compensation | $	$ 16,100	$ 13,900	$ 12,400
Pension expense | $	1,100	3,500	1,900
Share-based payments expense | $	13,100	8,700	7,700
Severance provision, supplementary pension schemes and insurance plans	72,600	82,900	64,300	€ 69.9	€ 75.0	€ 60.3
Directors' fees | $	$ 2,110	$ 2,000	$ 1,840
Executive officers and members of the Board of Directors
Related party transactions
Number of people | employee	12	11	11	12	11	11
Executive Officers
Related party transactions
Number of people | employee	9	8	8	9	8	8
Board of Directors
Related party transactions
Number of people | employee	3	3	3	3	3	3